As filed with the Securities and Exchange Commission on December 6, 2011
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-6609
(Registrant's telephone number, including area code)

Date of fiscal year end:  March 31, 2012

Date of reporting period:  September 30, 2011

______________________________________________

COLDSTREAM DIVIDEND GROWTH FUND

______________________________________________

Semi-annual Report
September 30, 2011

Item 1. Reports to Stockholders.

September 30, 2011

Dear Fellow Shareholder:

We began our second fiscal year on April 1st with a sense of optimism. The economy was in recovery mode, inflation and interest rates were low, and valuations seemed compelling. This optimism was borne out until we entered the mid-summer period.

In July, the markets began to focus on the dysfunction in Washington and the well-publicized European debt issues. This caused the U. S. Markets to ignore reasonably good fundamentals, and instead, trade based upon the “headline of the day.” The markets became extremely volatile and between July 8th and September 30th, which encompassed 60 trading days, we had 33 days where the S&P 500® Index moved up or down by more than 1%.

Investing in a highly volatile market environment tends to cause anxiety among investors, which leads them to just “step away,” and move assets to cash and short term fixed income investments, which are perceived to be less risky.  In spite of the difficult environment, your Fund was well positioned and significantly outperformed its benchmark, the Russell 1000 Value® Index, over the six month period.

Performance for the period from April 1, 2011 to September 30, 2011 was as follows:

	CMDGX Fund	Russell 1000 Value® Index	S&P 500® Index
Six Months	-11.86%	-16.62%	-13.78%
Last Quarter	-13.64%	-16.20%	-13.87%
1 Year and Since Inception (9/30/10)	-1.59%	-1.89%	1.14%
Gross Expense Ratio: 1.47% (as of 7.29.2011 prospectus)

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting recent month end may be obtained by visiting recent month end may be obtained by visiting www.coldstream.com or calling 1-877-476-1909

On a relative basis, high quality dividend paying stocks have out-performed the overall market. The primary goal of the Fund seeks dividend income while maintaining exposure to the market.  Our strategy is to invest in companies with an ability and propensity to increase their dividends over time. Of the 39 current holdings, all but American Express increased their dividend over the previous 12 month period. Also, while the Fund does not invest directly for yield, we are pleased with how the dividend yield is positioned in relationship to the dividend yield of the S&P 500® Index and the Russell 1000 Value® Index.

The out-performance of the Fund versus the benchmark Russell 1000 Value®  index during the semi-annual period is largely attributable to the absence of bank stocks within the Fund.  We currently only hold 1 bank stock, JP Morgan Chase, which represents 1.9% of assets. In contrast, the benchmark index has 6 banks in the top 26 holdings representing 8.1% of assets. Also, consumer and technology stocks have held up relatively well. Our holdings of Altria, Coca Cola, Colgate-Palmolive, Hormel Foods, Intel, IBM, McCormick, McDonald’s, Microchip Technology, Microsoft, Phillip Morris, Procter & Gamble, Target and Xilinx have all had relative outperformance and are above their cost.  Negatively impacting performance during the semi-annual period were economically sensitive stocks that traded down on fears of a global slowdown. Examples would be Dow Chemical, MMM, and Applied Materials.

Listed below are the Fund’s top 10 holdings as of the end of September:

Company	Percent (%) Weighting	Annualized Yield
Abbot Labs	3.5	3.8
Conoco Phillips	3.5	4.2
IBM	3.3	1.7
Microsoft	3.1	3.1
McDonald’s	3.1	3.2
Becton Dickinson	3.0	3.2
Norfolk Southern	2.9	2.2
CSX Corp	2.8	2.8
PepsiCo	2.6	3.3
Medtronic	2.6	2.9

The last quarter was one of the worst quarters in many years. Sentiment changed dramatically over a very short period of time. We responded to this environment by reducing risk and moving to lower beta stocks and increasing our cash position.  At the end of September, cash represented 12.0% of the Fund’s portfolio.

Many times in the past, October has proven to be a month where weak markets find a bottom. As we look forward to year-end, we are optimistic that markets may begin to focus on fundamentals which would suggest that markets may be poised to move higher. Based on the current consensus, the S&P 500® Index’s earnings for 2011 will be about $95, which means that  the market is currently trading at a price earnings multiple (P/E) of only 11.9.  With inflation and interest rates relatively benign, it should be possible to see a much higher market.

We thank you for investing with us in what has been a very difficult period and are pleased we have been able to significantly outperform our benchmark.

Sincerely,

Robert D. Frazier
Chief Investment Officer and Portfolio Manager

Past performance is not a guarantee of future results.

Mutual fund investing involves risk.  Principal loss is possible.  The Fund may invest in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods.  Investments in smaller companies involve additional risks such as limited liquidity and greater volatility.

Investment performance reflects fee waivers.  In the absence of these waivers, returns would be lower.

Fund holdings and sector allocations are subject to change at any time and should not be considered a recommendation to buy or sell any security.  Please see the Schedule of Investments in this report for complete fund holdings.

The information provided herein represents the opinion of Coldstream Capital Management and is not intended to be a forecast of future events, a guarantee of future results, nor investment advice.

The S&P 500® Index, an unmanaged index, consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index (stock price times number of shares outstanding), with each stock's weight in the Index proportionate to its market value. The Russell 1000 Value® Index measures the performance of those Russell 1000® companies with lower price-to-book ratios and lower forecasted growth values.

You cannot invest directly in an index.

Annualized Yield- An annualized rate of return is the return on an investment over a period other than one year (such as a month, or two years) multiplied or divided to give a comparable one-year return. For instance, a one-month ROI of 1% could be stated as an annualized rate of return of 12%. Or a two-year ROI of 10% could be stated as an annualized rate of return of 5%.  Beta measures the sensitivity of rates of return on a fund to general market movements. The Price to Earnings (P/E) Ratio is a common tool for comparing the prices of different common stocks and is calculated by dividing the current market price of a stock by the earnings per share.

The information contained in this report is authorized for use when preceded or accompanied by a prospectus for the Coldstream Dividend Growth Fund, which includes more complete information on the charges and expenses related to an ongoing investment in the Fund.  Please read the prospectus carefully before you invest or send money.

The Fund is distributed by Quasar Distributors, LLC.

Coldstream Dividend Growth Fund
EXPENSE EXAMPLE at September 30, 2011 (Unaudited)

Shareholders in mutual funds generally incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. The Coldstream Dividend Growth Fund is a no-load mutual fund and has no shareholder transaction expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (4/1/11 – 9/30/11).

Actual Expenses
The first line of the table below provides information about actual account values and actual expenses, with actual net expenses being limited to 1.25% per the operating expenses limitation agreement. Although the Fund charges no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent. The Example below includes, but is not limited to, management fees, fund accounting, custody and transfer agent fees. You may use the information in the first line of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period'' to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the

Coldstream Dividend Growth Fund
EXPENSE EXAMPLE at September 30, 2011 (Unaudited) (continued)

shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and will not help you determine the relative total costs of owning different funds, as they may charge transactional costs, such as sales charges (loads), redemption fees, or exchange fees.

	Beginning Account Value 4/1/11	Ending Account Value 9/30/11	Expenses Paid During Period* 4/1/11 – 9/30/11

Actual	$1,000.00	$881.40	$5.88
Hypothetical (5% return before expenses)	$1,000.00	$1,018.75	$6.31

*Expenses are equal to the Fund’s annualized expense ratio of 1.25%, multiplied by the average account value over the period, multiplied by 183 (days in most recent fiscal half-year)/366 days to reflect the one-half year expense.

Coldstream Dividend Growth Fund
Sector Allocation of Portfolio Assets at September 30, 2011 (Unaudited)

Percentages represent market value as a percentage of total investments.

Coldstream Dividend Growth Fund
SCHEDULE OF INVESTMENTS at September 30, 2011  (Unaudited)
Shares	COMMON STOCKS - 88.16%	Value
	Aerospace Product and Parts Manufacturing - 3.98%
11,000	Boeing Co.	$665,610
9,600	United Technologies Corp.	675,456
		1,341,066
	Animal Slaughtering and Processing - 2.03%
25,250	Hormel Foods Corp.	682,255

	Beverage Manufacturing - 5.12%
12,310	Coca-Cola Co.	831,664
14,395	PepsiCo, Inc.	891,050
		1,722,714
	Computer and Peripheral Equipment Manufacturing - 3.31%
6,365	International Business Machines Corp.	1,114,066

	Depository Credit Intermediation - 1.91%
21,310	JPMorgan Chase & Co.	641,857

	Drugs and Druggists' Sundries Merchant Wholesalers - 2.06%
11,000	Procter & Gamble Co.	694,980

	Engine, Turbine, and Power Transmission Equipment
	Manufacturing - 1.90%
41,985	General Electric Co.	639,851

	Full-Service Restaurants - 1.97%
15,500	Darden Restaurants, Inc.	662,625

	Health and Personal Care Stores - 1.90%
19,500	Walgreen Co.	641,355

	Industrial Machinery Manufacturing - 1.81%
58,915	Applied Materials, Inc.	609,770

	Insurance Carriers - 2.03%
19,515	Aflac, Inc.	682,049

	Limited-Service Eating Places - 3.10%
11,875	McDonald's Corp.	1,042,863

                                      The accompanying notes are an integral part of these financial statements.

Coldstream Dividend Growth Fund SCHEDULE OF INVESTMENTS at September 30, 2011 (Unaudited) (continued)
Shares	COMMON STOCKS - 88.16%	Value
	Medical Equipment and Supplies Manufacturing - 7.56%
9,000	3M Co.	$646,110
13,980	Becton, Dickinson & Co.	1,025,014
26,300	Medtronic, Inc.	874,212
		2,545,336
	Nondepository Credit Intermediation - 2.00%
15,000	American Express Co.	673,500

	Oil and Gas Extraction - 1.76%
27,400	Marathon Oil Corp.	591,292

	Other Financial Investment Activities - 1.78%
50,000	Blackstone Group LP	599,000

	Other Food Manufacturing - 2.06%
15,000	McCormick & Co., Inc.	692,400

	Other General Merchandise Stores - 4.01%
14,000	Target Corp.	686,560
12,765	Wal-Mart Stores, Inc.	662,504
		1,349,064
	Other General Purpose Machinery Manufacturing - 1.91%
15,500	Illinois Tool Works, Inc.	644,800

	Petroleum and Coal Products Manufacturing - 7.75%
9,365	Chevron Corp.	866,450
18,735	ConocoPhillips	1,186,300
20,550	Marathon Petroleum Corp.	556,083
		2,608,833
	Pharmaceutical and Medicine Manufacturing - 3.55%
23,380	Abbott Laboratories	1,195,653

	Rail Transportation - 5.68%
50,060	CSX Corp.	934,620
16,035	Norfolk Southern Corp.	978,456
		1,913,076
	Resin, Synthetic Rubber, and Artificial Synthetic Fibers
	and Filaments Manufacturing - 2.13%
31,985	Dow Chemical Co.	718,383

            The accompanying notes are an integral part of these financial statements.

Coldstream Dividend Growth Fund SCHEDULE OF INVESTMENTS at September 30, 2011 (Unaudited) (continued)
Shares	COMMON STOCKS - 88.16%	Value
	Securities and Commodity Contracts Intermediation
	and Brokerage - 1.87%
4,250	BlackRock, Inc.	$629,043

	Semiconductor and Other Electronic Component
	Manufacturing - 5.99%
28,500	Intel Corp.	607,905
21,040	Microchip Technology, Inc.	654,554
27,560	Xilinx, Inc.	756,247
		2,018,706
	Soap, Cleaning Compound, and Toilet Preparation
	Manufacturing - 2.06%
7,825	Colgate Palmolive Co.	693,921

	Software Publishers - 3.02%
40,905	Microsoft Corp.	1,018,125

	Tobacco Manufacturing - 3.91%
26,165	Altria Group, Inc.	701,484
9,870	Philip Morris International, Inc.	615,690
		1,317,174
	TOTAL COMMON STOCKS (Cost $31,521,792)	29,683,757

Shares	SHORT-TERM INVESTMENTS - 11.99%	Value
4,036,582	Fidelity Institutional Money Market Portfolio - Class I, 0.12% (a)	4,036,582
	TOTAL SHORT-TERM INVESTMENTS (Cost $4,036,582)	4,036,582

	TOTAL INVESTMENTS IN SECURITIES (Cost $35,558,374) - 100.15%	33,720,339
	Liabilities in Excess of Other Assets - (0.15)%	(51,129)
	NET ASSETS - 100.00%	$33,669,210

(a) Rate shown is the 7-day yield as of September 30, 2011.

         The accompanying notes are an integral part of these financial statements.

Coldstream Dividend Growth Fund
STATEMENT OF ASSETS AND LIABILITIES at September 30, 2011 (Unaudited)

ASSETS
Investments in securities, at value (identified cost $35,558,374)	$33,720,339
Receivables:
Dividends and interest	44,331
Fund shares sold	64,900
Prepaid expenses	8,912
Total assets	33,838,482

LIABILITIES
Payables:
Fund shares redeemed	100,000
Audit fees	22,961
Advisory fees	21,182
Administration and fund accounting fees	11,010
Transfer agent fees and expenses	4,815
Custody fees	2,907
Shareholder reporting	2,036
Chief Compliance Officer fee	2,000
Legal fees	1,426
Accrued other expenses	935
Total liabilities	169,272
NET ASSETS	$33,669,210

CALCULATION OF NET ASSET VALUE PER SHARE
Net assets applicable to shares outstanding	$33,669,210
Shares issued and outstanding [unlimited number of shares
(par value $0.01) authorized]	3,432,645
Net asset value, offering and redemption price per share	$9.81

COMPOSITION OF NET ASSETS
Paid-in capital	$35,218,889
Undistributed net investment income	310,407
Accumulated net realized loss on investments	(22,051)
Net unrealized depreciation on investments	(1,838,035)
Net assets	$33,669,210

The accompanying notes are an integral part of these financial statements.

Coldstream Dividend Growth Fund
STATEMENT OF OPERATIONS For the Six Months Ended September 30, 2011 (Unaudited)

INVESTMENT INCOME
Income
Dividends	$465,026
Interest	1,742
Total income	466,768

Expenses
Advisory fees (Note 4)	155,181
Adminstration and fund accounting fees (Note 4)	32,993
Transfer agent fees and expenses (Note 4)	13,952
Audit fees	8,574
Registration fees	7,076
Chief Compliance Officer fee (Note 4)	6,001
Legal fees	5,485
Custody fees (Note 4)	4,187
Trustee fees	3,353
Insurance expense	1,890
Reports to shareholders	791
Miscellaneous expenses	2,080
Total expenses	241,563
Less: advisory fee waiver (Note 4)	(13,356)
Net expenses	228,207
Net investment income	238,561

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
Net realized gain on investments	110,929
Net change in unrealized depreciation on investments	(4,968,430)
Net realized and unrealized loss on investments	(4,857,501)
Net Decrease in Net Assets Resulting from Operations	$(4,618,940)

The accompanying notes are an integral part of these financial statements.

Coldstream Dividend Growth Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended	September 30,
	September 30, 2011	2010* to
	(Unaudited)	March 31, 2011

INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$238,561	$163,577
Net realized gain (loss) on investments	110,929	(132,337)
Net change in unrealized appreciation
(depreciation) on investments	(4,968,430	3,130,395
Net increase (decrease) in net
assets resulting from operations	(4,618,940	3,161,635

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	-	(91,723)
From net realized gain on investments	-	(651)
Total distributions to shareholders	-	(92,374)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from
net change in outstanding shares (a)	3,326,222	31,892,667
Total increase (decrease) in net assets	(1,292,718	34,961,928

NET ASSETS
Beginning of period	34,961,928	-
End of period	$33,669,210	$34,961,928
Undistributed net investment income	$310,407	$71,846

(a) A summary of share transactions is as follows:

	Six Months Ended		September 30, 2010*
	September 30, 2011		to
	(Unaudited)		March 31, 2011
	Shares Paid-in Capital		Shares Paid-in Capital

Shares sold	633,392	$7,004,642	3,332,705	$33,915,660
Shares issued on reinvestments
of distributions	-	-	8,823	92,374
Shares redeemed	(343,337)	(3,678,420)	(198,938)	(2,115,367)
Net increase	290,055	$3,326,222	3,142,590	$31,892,667

* Commencement of operations.

    The accompanying notes are an integral part of these financial statements.

Coldstream Dividend Growth Fund
FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period
	Six Months Ended		September 30,
	September 30, 2011		2010* through
	(Unaudited)		March 31, 2011

Net asset value, beginning of period	$11.13		$10.00

Income from investment operations:
Net investment income	0.07		0.06
Net realized and unrealized gain (loss)
on investments	(1.39)		1.10
Total from investment operations	(1.32)		1.16

Less distributions:
From net investment income	-		(0.03)
From net realized gain on investments	-		0.00	#
Total distributions	-		(0.03)

Net asset value, end of period	$9.81		$11.13

Total return	-11.86%	‡	11.65%	‡

Ratios/supplemental data:
Net assets, end of period (thousands)	$33,669		$34,962
Ratio of expenses to average net assets:
Before advisory fee waiver	1.32%	†	1.46%	†
After advisory fee waiver	1.25%	†	1.25%	†
Ratio of net investment income to
average net assets:
Before advisory fee waiver	1.23%	†	0.94%	†
After advisory fee waiver	1.30%	†	1.15%	†
Portfolio turnover rate	28.08%	†	24.38%	‡

* Commencement of operations. † Annualized.
‡ Not annualized.
# Amount is less than $0.01.

The accompanying notes are an integral part of these financial statements.

Coldstream Dividend Growth Fund
NOTES TO FINANCIAL STATEMENTS at September 30, 2011 (Unaudited)

NOTE 1 - ORGANIZATION

The Coldstream Dividend Growth Fund (the “Fund”) is a diversified series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) as an open-end management investment company.  The investment objective of the Fund is to seek dividend income while maintaining exposure to the market.  The Fund commenced operations on September 30, 2010.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America.

A.	Security Valuation: All investments in securities are recorded at their estimated fair value, as described in note 3.

B.
Federal Income Taxes: It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income or excise tax provision is required.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in the Fund’s 2011 or 2012 tax returns.  The Fund identifies its major tax jurisdictions as U.S. Federal and the state of Wisconsin; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Coldstream Dividend Growth Fund
NOTES TO FINANCIAL STATEMENTS at September 30, 2011 (Unaudited) (continued)

C.
Securities Transactions, Income and Distributions: Securities transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on a first-in, first-out basis.  Interest income is recorded on an accrual basis.  Dividend income and distributions to shareholders are recorded on the ex-dividend date.

TheFund distributes substantially all net investment income, if any, and net realized capital gains, if any, annually.  The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which differs from accounting principles generally accepted in the United States of America.  To the extent these book/tax differences are permanent, such amounts are reclassified within the capital accounts based on their Federal tax treatment.

D.
Reclassification of Capital Accounts: Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

E.
Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

F.
Events Subsequent to the Fiscal Period End:  In preparing the financial statements as of September 30, 2011, management considered the impact of subsequent events for potential recognition or disclosure in the financial statements.

Coldstream Dividend Growth Fund
NOTES TO FINANCIAL STATEMENTS at September 30, 2011 (Unaudited) (continued)

G.
Regulated Investment Company Modernization Act: On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) was signed into law.  The Modernization Act modernizes several of the federal income and excise tax provisions related to regulated investment companies (“RICs”).  Some highlights of the enacted provisions are as follows:

New capital losses may now be carried forward indefinitely, and retain the character of the original loss.  Under pre-enactment law, capital losses could be carried forward for eight years, and carried forward as short-term capital losses, irrespective of the character of the original loss.

The Modernization Act contains simplification provisions, which are aimed at preventing disqualification of a RIC for “inadvertent” failures of the asset diversification and/or qualifying income tests.  Additionally, the Modernization Act exempts RICs from the preferential dividend rule, and repealed the 60-day designation requirement for certain types of pay-through income and gains.

Finally, the Modernization Act contains several provisions aimed at preserving the character of distributions made by a fiscal year RIC during the portion of its taxable year ending after October 31 or December 31, reducing the circumstances under which a RIC might be required to file amended Forms 1099 to restate previously reported distributions.

Except for the simplification provisions related to RIC qualification, the Modernization Act is effective for taxable years beginning after December 22, 2010.  The provisions related to RIC qualification are effective for taxable years for which the extended due date of the tax return is after December 22, 2010.

Coldstream Dividend Growth Fund
NOTES TO FINANCIAL STATEMENTS at September 30, 2011 (Unaudited) (continued)

NOTE 3 – SECURITIES VALUATION

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities - The Fund’s investments are carried at fair value. Securities that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices.  Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”).  If the NOCP is not

Coldstream Dividend Growth Fund
NOTES TO FINANCIAL STATEMENTS at September 30, 2011 (Unaudited) (continued)

available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price.  Investments in open-end funds are valued at their net asset value per share.  To the extent, these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Securities for which market quotations are not readily available or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  Depending on the relative significance of the valuation inputs, these securities may be classified in either level 2 or level 3 of the fair value hierarchy.

Short-Term Securities - Short-term securities having a maturity of 60 days or less are valued at amortized cost, which approximates market value.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s securities as of September 30, 2011:

Coldstream Dividend Growth Fund
NOTES TO FINANCIAL STATEMENTS at September 30, 2011 (Unaudited) (continued)

	Level 1	Level 2	Level 3	Total
Common Stocks
Accommodation & Food Services	$1,705,488	$-	$-	$1,705,488
Finance and Insurance	3,225,449	-	-	3,225,449
Information	1,018,125	-	-	1,018,125
Manufacturing	18,544,929	-	-	18,544,929
Mining	591,292	-	-	591,292
Retail Trade	1,990,418	-	-	1,990,418
Transportation & Warehousing	1,913,076	-	-	1,913,076
Wholesale Trade	694,980	-	-	694,980
Total Common Stocks	29,683,757	-	-	29,683,757

Short-Term Investments	4,036,582	-	-	4,036,582

Total Investments in Securities	$33,720,339	$-	$-	$33,720,339

Refer to the Fund’s Schedule of Investments for a detailed break-out of common stocks by industry classification. Transfers between levels are recognized at September 30, 2011, the end of the reporting period. The Fund recognized no transfers to/from Level 1 or Level 2. There were no Level 3 securities held in the Fund during the six months ended September 30, 2011.

New Accounting Pronouncement - On May 12, 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standard Update (“ASU”) modifying Topic 820, Fair Value Measurements and Disclosures. At the same time, the International Accounting Standards Board (“IASB”) issued International Financial Reporting Standard (“IFRS”) 13, Fair Value Measurement.

Coldstream Dividend Growth Fund
NOTES TO FINANCIAL STATEMENTS at September 30, 2011 (Unaudited) (continued)

The objective by the FASB and IASB is convergence of their guidance on fair value measurements and disclosures. Specifically, the ASU requires reporting entities to disclose i) the amounts of any transfers between Level 1 and Level 2, and the reasons for the transfers, ii) for Level 3 fair value measurements, a) quantitative information about significant unobservable inputs used, b) a description of the valuation processes used by the reporting entity and c) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement. The effective date of the ASU is for interim and annual periods beginning after December 15, 2011. At this time, the Fund is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

NOTE 4 - INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund has an investment advisory agreement with Coldstream Capital Management, Inc. (the “Advisor”) pursuant to which the Advisor is responsible for providing investment management services to the Fund.  The Advisor furnished all investment advice, office space and facilities, and provides most of the personnel needed by the Fund.  As compensation for its services, the Advisor is entitled to a fee, computed daily and payable monthly.  The Fund pays fees calculated at an annual rate of 0.85% based upon the average daily net assets of the Fund.  For the six months ended September 30, 2011, the Fund incurred $155,181 in advisory fees.

The Fund is responsible for its own operating expenses. The Advisor has agreed to reduce fees payable to it by the Fund and to pay Fund operating expenses to the extent necessary to limit the aggregate annual operating expenses to 1.25% of average daily net assets of the Fund.  Any such reduction made by the Advisor in its fees or payment of expenses which are the Fund’s obligation are subject to reimbursement by the Fund to the Advisor, if so requested by the Advisor, in subsequent fiscal years if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund and expense payments made in the previous three fiscal years.

Coldstream Dividend Growth Fund
NOTES TO FINANCIAL STATEMENTS at September 30, 2011 (Unaudited) (continued)

Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made. Such reimbursement may not be paid prior to the Fund’s payment of current ordinary operating expenses.  For the six months ended September 30, 2011, the Advisor reduced its fees in the amount of $13,356 for the Fund.

Cumulative expenses subject to recapture pursuant to the aforementioned conditions and the year of expiration are as follows:

2014	2015
$29,506	$13,356

U.S. Bancorp Fund Services, LLC (the “Administrator”) acts as the Fund’s Administrator under an Administration Agreement.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian, transfer agent and accountants; coordinates the preparation and payment of the Fund’s expenses and reviews the Fund’s expense accruals.  Pursuant to the Administration Agreement, the Administrator receives from the Fund, a combined fee that would cover both fund accounting and fund administration services. For the six months ended September 30, 2011, the Fund incurred $32,993 in administration and fund accounting fees.

U.S. Bancorp Fund Services, LLC (“USBFS” or the “Transfer Agent”) also serves as the transfer agent to the Fund.  For the six months ended September 30, 2011, the Fund incurred $9,042 in transfer agent fees (excluding out-of-pocket expenses).  U.S. Bank N.A., an affiliate of USBFS, serves as the Fund’s custodian. For the six months ended September 30, 2011, the Fund incurred $4,187 in custody fees.

Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.  The Distributor is an affiliate of the Administrator.

Coldstream Dividend Growth Fund
NOTES TO FINANCIAL STATEMENTS at September 30, 2011 (Unaudited) (continued)

    Certain officers of the Trust are employees of the Administrator.

    For the six months ended September 30, 2011, the Fund was allocated $6,001 of the Chief Compliance Officer fee.

NOTE 5 – PURCHASES AND SALES OF SECURITIES

    For the six months ended September 30, 2011, the cost of purchases and the proceeds from sales of securities (excluding short-term securities) were $10,723,169 and $9,508,315, respectively.

NOTE 6 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

    The distributions paid by the Fund during the six months ended September 30, 2011, and the year ended March 31, 2011, were characterized as follows:

	September 30, 2011	March 31, 2011
Ordinary income	$-	$92,374

Ordinary income distributions may include dividends paid from short-term capital gains.

As of March 31, 2011, the Fund’s most recently completed fiscal year end, the components of accumulated earnings/(losses) on a tax basis were as follows:

Cost of investments	$31,357,931
Gross unrealized appreciation	3,352,057
Gross unrealized depreciation	(221,662)
Net unrealized appreciation	3,130,395
Undistributed ordinary income	71,846
Undistributed long-term capital gain	-
Total distributable earnings	71,846
Other accumulated gains/(losses)	(132,980)
Total accumulated earnings/(losses)	$3,069,261

Coldstream Dividend Growth Fund
NOTICE TO SHAREHOLDERS at September 30, 2011 (Unaudited)

How to Obtain a Copy of the Fund’s Proxy Voting Policies
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling (877) 476-1909 or on the U.S. Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain a Copy of the Fund’s Proxy Voting Records for the 12-Month Period Ended June 30, 2011
Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2011 is available without charge, upon request, by calling (877) 476-1909.  Furthermore, you can obtain the Fund’s proxy voting records on the SEC’s website at http://www.sec.gov.

Quarterly Filings on Form N-Q
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC and information on the operation of the Public Reference Room may be obtained by calling (202) 551-8090. Information included in the Fund’s Form N-Q is also available by calling (877) 476-1909.

Householding
In an effort to decrease costs, the Transfer Agent intends to reduce the number of duplicate prospectuses, Annual and Semi-Annual Report, Proxy Statements and other similar documents you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders the Transfer Agent reasonably believes are from the same family or household.  Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-877-476-1909 to request individual copies of these documents. Once the Transfer Agent receives notice to stop householding, the Transfer Agent will begin sending individual copies thirty days after receiving your request.  This policy does not apply to account statements.

Coldstream Dividend Growth Fund
Approval of Investment Advisory Agreement (Unaudited)

At a meeting held on September 17, 2010, the Board of Trustees of Advisors Series Trust, including the persons who are Independent Trustees as defined under the Investment Company Act, considered and approved the initial Advisory Agreement for the Coldstream Dividend Growth Fund (the “Coldstream Fund”) for a period not to exceed two years.  Prior to this meeting, the Board received and reviewed substantial information regarding the Coldstream Fund, the Advisor and the services expected to be provided by the Advisor to the Coldstream Fund under the Advisory Agreement.  This information formed the primary (but not exclusive) basis for the Board’s determinations.  Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board’s approval of the initial Advisory Agreement:

The full Board, which includes a majority of Independent Trustees, took into consideration, among other things, the nature, extent and quality of the services to be provided by the Advisor under the Advisory Agreement.  The Board considered the Advisor’s specific responsibilities in all aspects of day-to-day management of the Coldstream Fund.  The Board considered the qualifications, experience and responsibilities of the portfolio manager, as well as the responsibilities of other key personnel of the Advisor that would be involved in the day-today activities of the Coldstream Fund.  The Board also considered the resources and compliance structure of the Advisor, including information regarding its compliance program, its chief compliance officer and the Advisor’s compliance record and the Advisor’s business continuity plan.  The Board also considered the Advisor’s business plan, noting that the Advisor had been managing private institutional accounts since 1996.  After discussion, the Board concluded that the Advisor has the quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that the nature, overall quality, cost and extent of such management services will be satisfactory.

The Trustees then discussed the expected costs of the services to be provided by the Advisor and the structure of the Advisor’s fees under the Advisory Agreement.  In considering the advisory fee and anticipated total fees and expenses of the Coldstream Fund, the Board reviewed and compared the

Coldstream Dividend Growth Fund
Approval of Investment Advisory Agreement (Unaudited) (continued)

Coldstream Fund’s anticipated fees and expenses to those funds in its respective peer group, as well as the fees and expenses for other types of accounts managed by the Advisor.  The Board viewed such information as a whole as useful in assessing whether the Advisor would be able to provide services at a cost that was competitive with other similar funds and consistent with an arm’s length bargaining process.  The Trustees also took into account the proposed expense waivers.

The Board noted that the Advisor was agreeing to contractually waive its advisory fee or reimburse the Coldstream Fund for certain of the Coldstream Fund’s expenses to the extent necessary to maintain an annual expense ratio of 1.25%.  The Board noted that the Coldstream Fund’s expected total operating expenses were just below its peer group average and just above its peer group median.  The Board also noted that the expected contractual advisory fee was above its peer group median and average, although the contractual advisory fee was less than the fee charged by the Advisor to its other investment management clients.

The Board concluded that the fees to be paid to the Advisor were fair and reasonable.

The Board also considered economies of scale that would be expected to be realized by the Advisor as the assets of the Coldstream Fund grew.  The Board noted that the Advisor would be contractually agreeing to reduce its advisory fees or reimburse expenses indefinitely, but in no event for less than a one year term, so that the Coldstream Fund does not exceed its specified expense limitation.  The Board concluded that there were no effective economies of scale to be shared by the Advisor at this time, but indicated that this issue would be revisited in the future as circumstances changed and asset levels increased.

The Board then considered the profits expected to be realized by the Advisor from its relationship with the Coldstream Fund.  The Board reviewed the Advisor’s financial information and took into account both the expected direct benefits and the indirect benefits to the Advisor from advising the Coldstream Fund.  The Board considered the expected profitability to the Advisor from its relationship with the Coldstream Fund and considered any additional benefits that may be derived by the Advisor from its relationship

Coldstream Dividend Growth Fund
Approval of Investment Advisory Agreement (Unaudited) (continued)

with the Coldstream Fund.  After such review, the Board determined that the expected profitability to the Advisor with respect to the Advisory Agreement was not excessive, and that the Advisor should be able to maintain adequate profit levels to support the services it provides to the Coldstream Fund.

No single factor was determinative of the Board’s decision to approve the Advisory Agreement; rather, the Trustees based their determination on the total mix of information available to them.  Based on a consideration of all the factors in their totality, the Trustees determined that the advisory arrangement with Coldstream, including advisory fees, was fair and reasonable to the Coldstream Fund.  The Board, including a majority of Independent Trustees, therefore determined that the approval of the Advisory Agreement was in the best interests of the Coldstream Fund and its shareholders.

Coldstream Dividend Growth Fund
PRIVACY NOTICE

The Fund collects non-public information about you from the following sources:

•  Information we receive about you on applications or other forms;

•  Information you give us orally; and/or

•  Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Fund.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities.  We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

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Investment Advisor
Coldstream Capital Management, Inc.
One – 100th Avenue NE, Suite 102
Bellevue, WA 98004

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, PA 19103

Legal Counsel
Paul Hastings LLP
77 East 55th Street
New York, NY 10022

Custodian
U.S. Bank N.A.
1555 N. River Center Drive, Suite 302
Milwaukee, WI 53212

Transfer Agent, Fund Accountant and Fund Administrator
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(877) 476-1909

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI  53202

This report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.  For a current prospectus please call (877) 476-1909. Statements and other information herein are dated and are subject to change.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

   (b)  Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*   /s/ Douglas G. Hess
                                                     Douglas G. Hess, President

Date   12/01/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ Douglas G. Hess
                                                     Douglas G. Hess, President

Date   12/01/11

By (Signature and Title)* /s/ Cheryl L. King
                                                   Cheryl L. King, Treasurer

Date   12/01/11

* Print the name and title of each signing officer under his or her signature.